J.P. MORGAN EXCHANGE-TRADED FUND TRUST

277 PARK AVENUE

NEW YORK, NEW YORK 10172

March 10, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Equity Focus ETF
JPMorgan High Yield Municipal ETF
JPMorgan Limited Duration Bond ETF
JPMorgan Sustainable Municipal Income ETF (each, a “Fund” and, collectively, the “Funds”)
Registration Statement on Form N-14

Ladies and Gentlemen:

We hereby submit for filing with the Securities and Exchange Commission (the “SEC”) the Trust’s Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Registration Statement”). The Registration Statement includes an Information Statement/Prospectus and Statement of Additional Information relating to the conversion of the following four mutual funds (each, a “Target Fund”) into exchange-traded funds, which would be effected through the reorganization of each Target Fund into the corresponding Fund (each such reorganization, a “Reorganization”). The table below sets forth each of the Target Funds and the anticipated schedule for each Reorganization:

Target Fund	Fund	Expected Closing Date

JPMorgan High Yield Municipal Fund, a series of JPMorgan Trust I	JPMorgan High Yield Municipal ETF	July 14, 2023

JPMorgan Sustainable Municipal Income Fund, a series of JPMorgan Trust II	JPMorgan Sustainable Municipal Income ETF	July 14, 2023

JPMorgan Equity Focus Fund, a series of JPMorgan Trust I	JPMorgan Equity Focus ETF	July 28, 2023

JPMorgan Limited Duration Bond Fund, a series of JPMorgan Trust II	JPMorgan Limited Duration Bond ETF	July 28, 2023

No shareholder vote is required to complete the Reorganizations. Each Fund is a newly-formed “shell” fund that has not yet commenced operations, and therefore, will have no performance history prior to the Reorganization. Each Fund has been organized solely in connection with the Reorganization to acquire the assets and liabilities of its corresponding Target Fund and continue the business of the Target Fund. Therefore, after each Reorganization, the Target Fund will be the accounting and performance survivor. An analysis supporting this determination, which was made in accordance with the position of the SEC staff (the “Staff”) in the North American Security Trust no-action letter (Aug. 5, 1994) (“NAST Letter”), is attached as Appendix A hereto.

Pursuant to Rule 488 under the Securities Act of 1933, the Trust proposes that the Registration Statement shall become effective on April 10, 2023.

Please contact Allison M. Fumai (allison.fumai@dechert.com; 212.698.3526) of Dechert LLP, counsel to the Trust, if you have any questions.

Very truly yours,

/s/ Max Vogel Max Vogel Assistant Secretary

APPENDIX A

The following analysis applies to each Reorganization:

In the NAST Letter, the Staff indicated that to determine the accounting survivor in a fund reorganization, the attributes of the participating funds should be compared with those of the surviving fund to determine which of the participants the surviving fund will most closely resemble. The Staff articulated five key factors that should be considered when making this comparison: (1) investment advisers; (2) investment objectives, policies and restrictions; (3) expense structures and expense ratios; (4) asset size; and (5) portfolio composition.

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Investment Advisers. J.P. Morgan Investment Management Inc. (“JPMIM”) is the investment adviser to each Fund and Target Fund. The portfolio management team of each Target Fund also will serve as the portfolio management team of the corresponding Fund.

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Investment Objectives, Policies and Restrictions. Each Target Fund and its corresponding Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies.

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Expense Structures and Expense Ratios. Each Target Fund and its corresponding Fund have the same expense structures, except that, unlike certain share classes of the Target Funds, the Funds (which offer only a single class of shares) do not charge distribution (Rule 12b-1) fees or service fees. The total annual fund operating expenses of each Fund are expected to be lower, and in many cases significantly lower, than the net expenses of each share class of its corresponding Target Fund after taking into consideration expense limitation agreements JPMIM has entered into with each Fund for a term of at least three years from the date of each Reorganization.

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Asset Size. Each Fund has not commenced investment operations and therefore has no assets. Immediately following the consummation of each Reorganization, the Fund’s assets will be comprised solely of the assets of its corresponding Target Fund that were transferred to the Fund in the Reorganization.

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Portfolio Composition. Because each Fund and its corresponding Target Fund have identical investment objectives and fundamental investment policies and have substantially similar investment strategies, the composition of the Fund’s portfolio is expected to be substantially similar to that of its corresponding Target Fund.

Because each Fund has been organized solely in connection with the Reorganization to acquire the assets and liabilities of its corresponding Target Fund and continue the business of the Target Fund, in analyzing each of the foregoing factors, the Trust believes that the Target Fund should be the accounting and performance survivor in accordance with the Staff’s guidance in the NAST Letter. The Trust believes that each of the foregoing factors either (1) clearly favors the selection of the Target Fund as the accounting and performance survivor, or (2) is not enough to lead to a conclusion that selection of the Fund as the accounting and performance survivor would be appropriate under the circumstances.